THE ADVISORS’ INNER CIRCLE FUND III

Brown Advisory Sustainable Growth ETF (the “Fund”)

Supplement dated September 30, 2026

to the Fund’s Summary Prospectus and Prospectus, each dated January 28, 2026

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

John Canning has been appointed as a portfolio manager of the Fund, joining Karina Funk, CFA, and David Powell, CFA, who have served as portfolio managers to the Fund since its inception in 2025. Effective March 31, 2027, Karina Funk, CFA, will no longer serve as a portfolio manager to the Fund as she will transition to an advisory role with respect to sustainable investing at Brown Advisory LLC, the investment adviser to the Fund. Until Ms. Funk’s transition to an advisory role, Ms. Funk, Mr. Canning, and Mr. Powell will each have equal decision-making authority in the day-to-day management of the Fund.

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The following sentence is hereby added to the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, under the heading “Brown Advisory LLC”:

John Canning, CFA, has served as a portfolio manager of the Fund since 2026.

2.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added as a new fourth paragraph under the heading “Brown Advisory LLC”:

John Canning, CFA, has served as a portfolio manager of the Brown Advisory Sustainable Growth ETF since 2026. Mr. Canning is a partner at the Adviser, having joined the firm in 2014 as an equity research analyst covering software and services companies within the technology sector. Since joining the Adviser, he has contributed to the Large-Cap Sustainable Growth strategy through company research, portfolio discussions and client due diligence conversations, with particular experience across technology and technology-enabled businesses. Mr. Canning earned a B.A. from Dartmouth College and holds the CFA designation.

Please retain this supplement for future reference.

BRW-SK-001-0100

THE ADVISORS’ INNER CIRCLE FUND III

Brown Advisory Sustainable Growth ETF (the “Fund”)

Supplement dated September 30, 2026

to the Fund’s Statement of Additional Information (“SAI”), dated January 28, 2026

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

John Canning has been appointed as a portfolio manager of the Fund, joining Karina Funk, CFA, and David Powell, CFA, who have served as portfolio managers to the Fund since its inception in 2025. Effective March 31, 2027, Karina Funk, CFA, will no longer serve as a portfolio manager to the Fund as she will transition to an advisory role with respect to sustainable investing at Brown Advisory LLC, the investment adviser to the Fund. Until Ms. Funk’s transition to an advisory role, Ms. Funk, Mr. Canning, and Mr. Powell will each have equal decision-making authority in the day-to-day management of the Fund.

1.	The “Fund Shares Owned by Portfolio Managers” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned (Fund)[1]
Brown Advisory LLC
Michael Poggi, CFA	None
Karina Funk, CFA	None
Maneesh Bajaj, CFA	None
David Powell, CFA	None
John Canning, CFA	None[2]
Vident Asset Management
Rafael Zayas, CFA	None
Austin Wen, CFA	None
Devin Ryder, CFA	None

[1]	Valuation date is September 30, 2025, unless otherwise noted.
[2]	Valuation date is September 28, 2026.

2.	The following row is hereby added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI, as a new row under the heading “Brown Advisory LLC”:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John Canning, CFA[1]	0	$0.00	0	$0.00	0	$0.00

[1]	Information provided as of September 28, 2026.

Please retain this supplement for future reference.

BRW-SK-002-0100